Infrastructure Capital Small Cap Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Aerospace & Defense - 8.4%
Huntington Ingalls Industries, Inc. (a)(b)	2,175	$ 633,360
Lockheed Martin Corp. (b)(c)	540	303,064
Moog, Inc. - Class A (b)	500	185,750
StandardAero, Inc. (a)(c)(d)	22,470	550,290
		1,672,464

Banks - 5.4%
Bank of NT Butterfield & Son Ltd. (b)	9,763	574,845
East West Bancorp, Inc.	500	63,430
Hope Bancorp, Inc.	7,300	100,667
Popular, Inc. (b)	2,000	336,380
		1,075,322

Beverages - 3.7%
Celsius Holdings, Inc. (a)(c)(d)	23,139	727,722

Biotechnology - 3.6%
Halozyme Therapeutics, Inc. (c)(d)	6,730	716,678

Capital Markets - 5.8%
Houlihan Lokey, Inc. (a)	1,810	241,255
Piper Sandler Cos. (a)(c)	7,600	570,456
StoneX Group, Inc. (d)	5,000	342,400
		1,154,111

Chemicals - 4.0%
AdvanSix, Inc.	9,748	163,864
Avient Corp. (a)(b)(c)	14,068	619,836
Solstice Advanced Materials, Inc.	246	15,594
		799,294

Electric Utilities - 3.1%
Otter Tail Corp. (a)	6,794	614,653

Electronic Equipment, Instruments & Components - 4.5%
Mirion Technologies, Inc. (a)(c)(d)	30,400	458,128
Sanmina Corp. (a)(d)	2,269	446,358
		904,486

Financial Services - 3.2%
Apollo Global Management, Inc. (a)(c)	3,365	459,602
Western Union Co.	24,887	178,191
		637,793

Health Care Equipment & Supplies - 0.5%
Artivion, Inc. (d)	3,925	105,936

Health Care Providers & Services - 0.5%
Hinge Health, Inc. - Class A (d)	1,178	109,036

Hotel & Resort REITs - 2.6%
Braemar Hotels & Resorts, Inc. (a)	254,658	514,409
Park Hotels & Resorts, Inc.	25	383
		514,792

Hotels, Restaurants & Leisure - 7.0%
DraftKings, Inc. - Class A (a)(d)	19,437	472,125
Genius Sports Ltd. (a)(d)	49,548	367,646
Wynn Resorts Ltd. (a)(c)	6,039	551,240
		1,391,011

Household Durables - 5.6%
KB Home (a)(b)(c)	11,630	619,879
Toll Brothers, Inc. (b)(c)	3,500	502,075
		1,121,954

Insurance - 0.4%
Brighthouse Financial, Inc. (b)(d)	1,529	81,068

IT Services - 2.4%
GoDaddy, Inc. - Class A (a)(c)(d)	4,851	474,816

Life Sciences Tools & Services - 1.6%
Stevanato Group SpA	14,906	319,436

Machinery - 2.0%
CECO Environmental Corp. (a)(d)	5,630	400,856

Media - 2.1%
New York Times Co. - Class A (a)(c)	6,082	409,136

Metals & Mining - 1.6%
Equinox Gold Corp. (c)	2,708	34,825
Hudbay Minerals, Inc. (a)(c)	9,664	276,970
		311,795

Mortgage REITs - 2.1%
AGNC Investment Corp. (c)	12,638	135,606
Rithm Capital Corp. (a)	27,723	278,061
		413,667

Multi-Utilities - 2.2%
Northwestern Energy Group, Inc. (a)	6,414	443,592

Office REITs - 2.0%
Kilroy Realty Corp. (b)	10,860	394,218

Oil, Gas & Consumable Fuels - 7.9%
Chord Energy Corp.	557	81,940
DT Midstream, Inc. (a)	1,200	157,224
Gulfport Energy Corp. (d)	1,865	334,674
HF Sinclair Corp.	432	43,896
Plains GP Holdings LP (a)	7,000	197,540
SM Energy Co. (b)(c)	20,680	768,882
		1,584,156

Pharmaceuticals - 1.7%
ANI Pharmaceuticals, Inc. (d)	4,650	340,612

Semiconductors & Semiconductor Equipment - 8.2%
Cohu, Inc. (d)	2,000	92,200
Diodes, Inc. (d)	1,000	90,800
Marvell Technology, Inc. (c)	2,650	560,899
MKS, Inc. (b)(c)	1,472	377,185
Semtech Corp. (a)(d)	3,876	515,353
		1,636,437

Textiles, Apparel & Luxury Goods - 3.2%
Kontoor Brands, Inc. (a)(b)(c)	8,512	641,890

Trading Companies & Distributors - 2.7%
Herc Holdings, Inc. (a)(c)	3,500	533,190
TOTAL COMMON STOCKS (Cost $19,469,133)		19,530,121

PREFERRED STOCKS - 9.9%	Shares	Value
Banks - 0.9%
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity (a)(e)	7,500	180,000

Capital Markets - 1.6%
DigitalBridge Group, Inc., Series I, 7.15%, Perpetual Maturity (a)	20,161	306,850

Financial Services - 0.9%
Compass Diversified Holdings	–	$–
Series A, 7.25%, Perpetual Maturity	870	17,217
Series B, 7.88% to 4/30/2028 then 3 mo. SOFR + 4.99%, Perpetual Maturity (a)(e)	7,233	161,079
		178,296

Insurance - 1.9%
Brighthouse Financial, Inc.	–	$–
Series B, 6.75%, Perpetual Maturity (a)	12,919	190,038
Series C, 5.38%, Perpetual Maturity (a)	16,163	190,562
		380,600

Mortgage REITs - 3.1%
AGNC Investment Corp., Series D, 8.35% (3 mo. Term SOFR + 4.59%), Perpetual Maturity (a)(b)	10,963	276,268
Chimera Investment Corp., Series B, 9.78% (3 mo. Term SOFR + 6.05%), Perpetual Maturity (a)	10,375	257,923
TPG Mortgage Investment Trust, Inc., Series B, 8.00%, Perpetual Maturity (a)	4,327	91,083
		625,274

Software - 1.5%
Strategy, Inc., Series A, 10.00%, Perpetual Maturity	4,134	299,715
TOTAL PREFERRED STOCKS (Cost $2,005,059)		1,970,735

CONVERTIBLE PREFERRED STOCKS - 6.7%	Shares	Value
Capital Markets - 3.6%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028 (a)(b)	14,752	717,242

Chemicals - 0.8%
Albemarle Corp., 7.25%, 03/01/2027 (a)	3,000	164,430

Household Durables - 0.6%
Whirlpool Corp., Series A, 8.50%, 02/15/2029 (a)		3,500		121,450

Software - 1.7%
Oracle Corp., Series D, 6.50%, 01/15/2029 (b)		7,200		336,096
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,527,296)				1,339,218

EXCHANGE TRADED FUNDS - 3.7%		Shares		Value
iShares Russell 2000 ETF (a)(c)		2,500		734,825
TOTAL EXCHANGE TRADED FUNDS (Cost $754,769)				734,825

BABY BONDS - 3.4% (f)		Shares		Value
Mortgage REITs - 0.2%
Redwood Trust, Inc., 9.13%, 03/01/2030		1,885		44,354

Telecommunications Resellers - 3.2%
Qwest Corp.		–		$–
6.75%, 06/15/2052		22,903		395,306
6.50%, 09/01/2051		14,717		245,627
				640,933
TOTAL BABY BONDS (Cost $688,370)				685,287

PURCHASED OPTIONS(d) - 0.0% (g)	Notional Amount	Contracts(h)		Value
Call Options - 0.0% (g)
iShares Russell 2000 ETF
Expiration: 09/18/2026; Exercise Price: $350.00	$ 1,469,650	50		25
Expiration: 09/18/2026; Exercise Price: $360.00	2,939,300	100		50
Expiration: 10/16/2026; Exercise Price: $365.00	4,408,950	150		150
Expiration: 11/20/2026; Exercise Price: $385.00	4,408,950	150		300
TOTAL PURCHASED OPTIONS (Cost $37,344)				525

SHORT-TERM INVESTMENTS - 0.1%		Shares		Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 3.59% (i)		16,153		16,153
First American Treasury Obligations Fund - Class X, 3.60% (i)		5,384		5,384
TOTAL SHORT-TERM INVESTMENTS (Cost $21,537)				21,537

TOTAL INVESTMENTS - 121.8% (Cost $24,503,508)				24,282,248
Liabilities in Excess of Other Assets - (21.8)%			(0.21772)	(4,341,570)
TOTAL NET ASSETS - 100.0%				$ 19,940,678

Percentages are stated as a percent of net assets.

ETF – Exchange Traded Fund
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

(a)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of August 31, 2026 was $12,373,023.
(b)	All or a portion of this security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of August 31, 2026 was $3,907,197.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Non-income producing security.
(e)	This security has a fixed-to-variable rate feature.
(f)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(g)	Represents less than 0.05% of net assets.
(h)	100 shares per contract.
(i)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Infrastructure Capital Small Cap Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS(b) - (0.2)%	Notional Amount	Contracts(a)	Value
Written Call Options - (0.2)%
AGNC Investment Corp. Expiration: 10/16/2026; Exercise Price: $11.00	$ (107,300)	(100)	$ (1,500)
Apollo Global Management, Inc. Expiration: 09/18/2026; Exercise Price: $150.00	(136,580)	(10)	(670)
Avient Corp. Expiration: 09/18/2026; Exercise Price: $45.00	(220,300)	(50)	(3,125)
Celsius Holdings, Inc.
Expiration: 09/04/2026; Exercise Price: $29.00	(157,250)	(50)	(12,300)
Expiration: 09/18/2026; Exercise Price: $42.00	(94,350)	(30)	(270)
Equinox Gold Corp. Expiration: 09/18/2026; Exercise Price: $17.50	(32,150)	(25)	(63)
GoDaddy, Inc. Expiration: 09/18/2026; Exercise Price: $115.00	(97,880)	(10)	(475)
Halozyme Therapeutics, Inc. Expiration: 09/18/2026; Exercise Price: $120.00	(319,470)	(30)	(675)
Herc Holdings, Inc.
Expiration: 09/18/2026; Exercise Price: $195.00	(152,340)	(10)	(200)
Expiration: 09/18/2026; Exercise Price: $200.00	(304,680)	(20)	(100)
Hudbay Minerals, Inc. Expiration: 09/18/2026; Exercise Price: $35.00	(272,270)	(95)	(1,425)
iShares Russell 2000 ETF
Expiration: 09/04/2026; Exercise Price: $309.00	(734,825)	(25)	(50)
Expiration: 09/04/2026; Exercise Price: $310.00	(440,895)	(15)	(15)
Expiration: 09/04/2026; Exercise Price: $318.00	(293,930)	(10)	(10)
Expiration: 09/11/2026; Exercise Price: $310.00	(734,825)	(25)	(125)
Expiration: 09/11/2026; Exercise Price: $312.00	(734,825)	(25)	(50)
Expiration: 09/18/2026; Exercise Price: $314.00	(734,825)	(25)	(150)
Expiration: 09/18/2026; Exercise Price: $316.00	(734,825)	(25)	(150)
KB Home
Expiration: 09/18/2026; Exercise Price: $65.00	(159,900)	(30)	(300)
Expiration: 09/18/2026; Exercise Price: $70.00	(266,500)	(50)	(150)
Kontoor Brands, Inc. Expiration: 09/18/2026; Exercise Price: $105.00	(75,410)	(10)	(375)
Lockheed Martin Corp. Expiration: 09/25/2026; Exercise Price: $605.00	(280,615)	(5)	(1,100)
Marvell Technology, Inc.
Expiration: 09/11/2026; Exercise Price: $250.00	(169,328)	(8)	(640)
Expiration: 09/18/2026; Exercise Price: $257.50	(169,328)	(8)	(904)
Expiration: 09/25/2026; Exercise Price: $270.00	(169,328)	(8)	(960)
Mirion Technologies, Inc.
Expiration: 09/18/2026; Exercise Price: $17.50	(75,350)	(50)	(400)
Expiration: 09/18/2026; Exercise Price: $20.00	(150,700)	(100)	(500)
MKS, Inc.
Expiration: 09/18/2026; Exercise Price: $350.00	(128,120)	(5)	(612)
Expiration: 10/16/2026; Exercise Price: $330.00	(128,120)	(5)	(1,550)
New York Times Co.
Expiration: 09/18/2026; Exercise Price: $70.00	(67,270)	(10)	(600)
Expiration: 09/18/2026; Exercise Price: $72.50	(336,350)	(50)	(2,000)
Piper Sandler Cos. Expiration: 09/18/2026; Exercise Price: $80.00	(187,650)	(25)	(2,000)
SM Energy Co.

Expiration: 09/18/2026; Exercise Price: $40.00	(185,900)	(50)	(3,000)
Expiration: 09/18/2026; Exercise Price: $42.50	(92,950)	(25)	(675)
Expiration: 10/16/2026; Exercise Price: $47.50	(92,950)	(25)	(1,062)
StandardAero, Inc. Expiration: 10/16/2026; Exercise Price: $30.00	(122,450)	(50)	(750)
Toll Brothers, Inc.
Expiration: 09/18/2026; Exercise Price: $180.00	(215,175)	(15)	(150)
Expiration: 10/16/2026; Exercise Price: $170.00	(143,450)	(10)	(670)
Wynn Resorts Ltd.
Expiration: 09/11/2026; Exercise Price: $115.00	(91,280)	(10)	(1,075)
Expiration: 09/18/2026; Exercise Price: $115.00	(45,640)	(5)	(20)
TOTAL WRITTEN OPTIONS (Premiums received $48,369)			$ (40,846)

ETF – Exchange Traded Fund

(a)	100 shares per contract.
(b)	Non-income producing security.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Infrastructure Capital Small Cap Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 19,530,121	$ –	$ –	$ 19,530,121
Preferred Stocks	1,970,735	–	–	1,970,735
Convertible Preferred Stocks	1,339,218	–	–	1,339,218
Exchange Traded Funds	734,825	–	–	734,825
Baby Bonds	685,287	–	–	685,287
Purchased Options	–	525	–	525
Money Market Funds	21,537	–	–	21,537
Total Investments	$ 24,281,723	$ 525	$ –	$ 24,282,248

Liabilities:
Investments:
Written Options	$ (27,834)	$ (13,012)	$ –	$ (40,846)
Total Investments	$ (27,834)	$ (13,012)	$ –	$ (40,846)

As of the period ended August 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments and Schedule of Written Options for further information on the classification of investments.